Provision for Restructuring and Other Costs (Tables)	3 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Provision for Restructuring and Other Costs

The changes in the Company’s provision for restructuring and other costs can be summarized as follows:

	Cetrotide(R) onerous contracts	German Restructuring: severance	Total
	$	$	$
Balance – January 1, 2020	396	330	726
Utilization of provision	(19)	(323)	(342)
Change in provision	15	—	15
Impact of foreign exchange rate changes	(8)	(7)	(15)
Balance – March 31, 2020	384	—	384
Less current portion	(96)	—	(96)
Non-current portion	288	—	288